Share-Based Compensation - Summary of Share Based Compensation Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Share Based Compensation Expense [Line Items]
Share-based compensation expense	$ 111	$ 87
Stock Options [Member]
Disclosure Of Share Based Compensation Expense [Line Items]
Share-based compensation expense	5	5
TSRUs [Member]
Disclosure Of Share Based Compensation Expense [Line Items]
Share-based compensation expense	68	52
PRSUs [Member]
Disclosure Of Share Based Compensation Expense [Line Items]
Share-based compensation expense	33	25
Employee Stock Purchase Plan [member]
Disclosure Of Share Based Compensation Expense [Line Items]
Share-based compensation expense	$ 5	$ 5